Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

16. COMMITMENTS AND CONTINGENCIES

The Company leased sales office space for its employee benefit products sales under an operating lease arrangement until November 2010, at which time they moved into the Parent headquarters in New York City. In 2011, the Parent allocated expenses to the Company for the use of this facility. The Company does not have an operating lease arrangement that extends past 2010.

Rent expense was $100, $264 and $233 for 2011, 2010 and 2009, respectively.

The Company is involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations. While the Company cannot predict the outcome of any pending or future litigation, examination or investigation, the Company does not believe that any pending matter will have a material adverse effect individually or in the aggregate, on the Company's financial condition, results of operations, or cash flows.